New and revised IFRS accounting pronouncements	12 Months Ended
Dec. 31, 2024
New and revised IFRS accounting pronouncements

4.	New and revised IFRS accounting pronouncements:

(a)	New accounting standards, amendments and interpretations adopted:

The Company has adopted amendments effective January 1, 2024 related to IAS 1 Presentation of Financial Statements relating to the classification of liabilities, IFRS 16 Leases, and IAS 7 relating to the disclosure of supplier financing arrangements. These amendments did not have a material impact on the Company’s financial statements, additional disclosures were provided as required.

(b)	New accounting standards, amendments and interpretations not yet adopted:

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements to improve reporting of financial performance. IFRS 18 replaces IAS 1 Presentation of Financial Statements. It carries forward many requirements from IAS 1. IFRS 18 applies to annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted. The key new concepts introduced in IFRS 18 relate to: the structure of the statement of profit or loss; required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements; and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes. The Company is currently assessing the impact and efforts related to adopting IFRS 18.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 13

In May 2024, the IASB issued amendments to IFRS 9 and IFRS 7 Classification and Measurement of Financial Instruments. These amendments clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance targets); and update the disclosures for equity instruments designated at fair value through other comprehensive income. These amendments apply to annual reporting periods beginning on or after January 1, 2026. Earlier application is permitted. The Company is currently assessing the impact and efforts related to the amendments to IFRS 9 and IFRS 7.